Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables

		June 30, 2020	June 30, 2019
		$	$
Trade receivables	Note 28(a)	45,199	83,877
Sales taxes receivable		5,912	18,261
Other receivables(1)		2,999	1,355
		54,110	103,493

(1)	Includes interest receivable from the secured convertible debenture held in Choom Holdings Inc. and unsecured convertible debentures held in High Tide (Note 5(f) and 5(h))